Short-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Investment [Line Items]
Investments, interest income	$ 8,258	¥ 53,494	¥ 67,904	¥ 48,503
Short-term investments
Investment [Line Items]
Investments, interest income	5,812	37,652	50,882	35,649
Unrealized Gain (Loss) on Investments	$ 0	¥ 0	¥ 0	¥ 0